LONG-TERM AND OTHER DEBTS - Schedule of Borrowings (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 13,077,670		$ 55,460,722
Current borrowings and current portion of non-current borrowings	13,015,584		55,342,183
Long-term debt and other debts	62,086		118,539
Credit facilities
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 0		18,209,335
Loan on research and development tax credits and subsidies receivable
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.50%	7.50%
Credit facilities	$ 10,564,590	$ 12,212,405	10,433,572
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 11.3)
Disclosure of detailed information about borrowings [line items]
Credit facilities	24,397		242,771
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 11.4)
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 95,949		130,683
Initial Term Loan, bearing interest at the bank's prime rate plus 9% (11.45%), maturing in April 2021 (Note 11.1)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	9.00%	9.00%
Interest Rate	11.45%	11.45%
Credit facilities	$ 0		15,708,000
Additional Term Loan, bearing interest at the bank's prime rate plus 3% (5.45%), maturing in April 2021 (Note 11.1)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%	3.00%
Interest Rate	5.45%	5.45%
Credit facilities	$ 0		7,854,000
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 9)
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 2,392,734		$ 2,882,361